Leases - Schedule of Lease Term and Discount Rates (Detail)	Mar. 31, 2026	Mar. 31, 2025
Lease, Cost [Abstract]
Weighted-average remaining lease term	2 years 3 days	2 years 9 months
Weighted-average incremental borrow rate	3.39%	3.60%